G1 Post-employment benefits	12 Months Ended
Dec. 31, 2024
Disclosure of information about defined benefit plans [abstract]
G1 Post-employment benefits

Post-employment benefits

Ericsson sponsors a number of post-employment benefit plans throughout the Company, which are in line with market practice in each country.
The Company has updated the assumptions used to value the defined benefit pension liabilities based on the latest market conditions. Financial assumption changes resulted in net actuarial gains on defined benefit obligations of SEK 5.0 billion although this was offset by experience losses in Sweden. The other major change in the year was a buy-in transaction for a UK pension plan which resulted in a remeasurement loss on plan asset of SEK 2.2 billion.
Swedish plans
Sweden has both defined benefit and defined contribution plans based on collective agreement between the parties in the Swedish labor market:
–
A defined benefit plan, known as ITP 2 (occupational pension for salaried employees in manufacturing industries and trade), complemented by a defined contribution plan, known as ITPK (supplementary retirement benefits). This is a final salary-based plan

–	A defined contribution plan, known as ITP 1, for employees born in 1979 or later
–
A defined contribution plan ITP 1 or alternative ITP, for employees earning more than 10 income base amount and who have opted out of the defined benefit plan ITP 2, where rules are set by the Company and approved by each employee selected to participate.

The Company has by far most of its Swedish pension liabilities under defined benefit plans which according to IAS 19 is funded to 63%
(
59%) by the assets of Ericsson Pensionsstiftelse (a Swedish Pension Foundation). These liabilities, if valued using different methodology and assumptions established by the Swedish PRI Pensionsgaranti, are funded to 96%
(
99%) by the assets of Ericsson Pensionsstiftelse. There are no funding requirements for the Swedish plans.
The disability and survivors’ pension part of the ITP-plan is secured through an insurance solution with the company Alecta, see section about Multi-employer plans.
The Company pays benefit
s
directly to the pensioners as the obligations fall due. The responsibility for governance of the plans and the plan assets lies with the Company and the Pensionsstiftelse. The Swedish Pensionsstiftelse is managed with the objective to achieve a good risk adjusted return while reducing the need for unexpected funding requirements. Traditional asset-liability matching (ALM) studies are undertaken on a regular basis to allocate within different asset classes.
The plans are exposed to various risks, e.g., a sudden decrease in the bond yields, which would lead to an increase in the plan liability. A sudden instability in the financial market might also lead to a decrease in fair value of plan assets held by the Pensionsstiftelse, as the holdings of plan assets are
partly

exposed to equity markets; however, this may be partly offset by higher values in fixed income holdings. Swedish plans are linked to inflation and higher inflation will most likely lead to a higher liability.
Multi-employer plans
As before, the Company has secured the disability and survivors’ pension part of the ITP Plan through an insurance solution with the insurance company Alecta. Although this part of the plan is classified as a multi-employer
defined benefit plan, it is not possible to get sufficient information to apply defined benefit accounting, as for most of the accrued pension benefits in Alecta, information is missing on the allocation of earnings process between employers. Full vesting is instead registered on the last employer. Alecta is not able to calculate a breakdown of assets and provisions for each respective employer, and therefore, the disability and survivors’ pension portion of the ITP Plan has been accounted for as a defined contribution plan.
Alecta has a collective funding ratio which acts as a buffer for its insurance commitments to protect against fluctuations in investment return and insurance risks. Alecta’s collective funding ratio ranges from 125% to 170% and reflects the market value of Alecta’s plan assets as a percentage of its commitments to policy holders (both guaranteed and non-guaranteed), measured in accordance with Alecta’s actuarial assumptions, which are different from those in IAS 19. Alecta’s collective funding ratio was 162% (158%) as of December 31, 2024. The Company’s share of Alecta’s saving premiums is 0.4% and the total share of active members in Alecta is 2.1%. The expected contribution to the plan is SEK 89 million for 2025.
Contingent liabilities / Assets pledged as collateral
Contingent liabilities include the Company’s mutual responsibility as a credit insured company of PRI Pensionsgaranti in Sweden. This mutual responsibility can only be imposed in the instance that PRI Pensionsgaranti has consumed all of its assets, and it amounts to a maximum of 2% of the Company’s pension liability in Sweden. The Company has a pledged business mortgage of SEK 7.4 billion to PRI Pensionsgaranti at year end. PRI continuously measures the Company credit risk levels according to the credit insurance terms and conditions.
US plans
The Company operates both defined contribution and defined benefit pension plans in the US, which are a combination of final salary pension plans and contribution-based arrangements. The final salary pension plans provide benefits to members in the form of a guaranteed level of pension payable for life. The level of benefits provided depends on members’ length of service and their salary in the final years leading up to retirement. Retirees generally do not receive inflationary increases once in payment.
The other type of plan is a contribution-based pension plan, which provides a benefit determined using a “cash balance” approach. The balance is credited monthly with interest credits and contribution credits, based on a combination of current year salary and length of service.
The majority of benefit payments are from trustee-administered funds; however, there are also a number of unfunded plans where the Company meets the benefit payment obligation as it falls due. In the US, the Company’s policy is at least to meet or exceed the funding requirements of federal regulations. The funded level in the US Pension Plan is above the point at which minimum funding would be required for fiscal year 2024.
Plan assets held in trusts are governed by local regulations and practice, as is the nature of the relationship between the Company and the trustees (or equivalent) and their composition. Responsibility for governance of the plans, including investment decisions and contribution schedules, lies with the Plan Administrative Committee (PAC). The PAC is composed of representatives from the Company.
The Company’s plans are exposed to various risks associated with pension plans, i.e., a sudden decrease in bond yields would lead to an increase in the present value of the defined benefit obligation. A sudden instability in the financial markets might also lead to a decrease in the fair value of plan assets held by the trust. Pension benefits in the US are not linked to inflation; however, higher inflation poses the risk of increased final salaries being used to determine benefits for active employees. There is also a risk that the duration of payments to retirees will exceed the life expectancy in mortality tables.
UK plans
The Company operates both defined benefit and defined contribution plans in the UK. All defined benefit plans in the UK are closed to future pension accrual.
The defined benefit plans provide benefits to members in the form of a guaranteed level of pension payable for life. The level of benefits provided is defined by the Trust Deed and Rules and depends on members’ length of service and their salary. Pensions in payment are generally updated in line with the UK retail price index, subject to caps defined by the rules.
The plans’ assets are held in trusts and are invested in a diverse range of assets. The plans are governed by local regulations and responsibility for the governance of the plans lies with the Trustee Directors, who are appointed by the Company from its employees and from the plans’ members. Independent professional trustees sit on the Boards for all the defined benefit plans.
The plans remain exposed to various risks associated with defined benefit plans, e.g. a decrease in bond yields or increase in inflation would lead to an increase in the present value of the defined benefit obligation. Alternatively, the duration of payments to retirees could exceed the life expectancy assumed in the current mortality tables leading to an increase in liabilities. A sudden instability in the financial markets might also lead to a decrease in the fair value of the plans’ assets. In November 2024, the trustees purchased a bulk annuity buy-in contract (valued at SEK 7.3 billion) from an insurance company to secure all future payments to members of one of the UK pension plan. This transaction resulted in a remeasurement loss on plan asset of SEK 2.2 billion as the value attributable to the bulk annuity policy has been taken to equal the value of the benefit obligation it relates to. Following this transaction, the risks of most of the U
K
defined benefit plans have been transferred to insurance companies through annuity buy-in contracts. This significantly reduced the financial exposure to the Company as changes to the value of defined benefit obligations are directly met by the insurers. The Company retains the legal responsibility to pay all scheme benefits hence the plan liabilities remain on the balance sheet alongside the corresponding buy-in asset.
Other plans
The Company also sponsors plans in other countries. The main plans are in Brazil, India and Ireland. The main pension plans in Brazil are wholly funded with a net surplus of assets. The plan in Ireland is a final salary pension plan and is fully funded with a net surplus of assets. The plans are managed by corporate trustees with directors appointed partly by the local company and partly by the plan members. The trustees are independent from the local company and subject to the specific country’s pension laws.
The Provident Fund Plan in India is self-managed through a registered Exempted Trust and according to local legislation, investment returns shall be guaranteed at minimum rates of return specified by the government. The Company has an obligation to fund any shortfall on the yield of the trust’s investments over the administered interest rates on an annual basis. These administered rates are determined annually predominantly considering the social and economic factors in the past.

Amount recognized in the Consolidated balance sheet

	Sweden	US	UK	Other	Total
2024

Defined benefit obligation (DBO)	49,423	5,340	10,473	21,362	86,598
Fair value of plan assets	31,191	5,153	11,195	16,820	64,359
Deficit/surplus (+/–)	18,232	187	–722	4,542	22,239

Plans with net surplus, excluding asset ceiling 1)	–	330	727	1,152	2,209
Provision for post-employment benefits 2)	18,232	517	5	5,694	24,448

2023

Defined benefit obligation (DBO)	50,043	5,073	10,595	19,824	85,535
Fair value of plan assets	29,627	4,815	12,410	15,741	62,593
Deficit/surplus (+/–)	20,416	258	–1,815	4,083	22,942

Plans with net surplus, excluding asset ceiling 1)	–	255	1,889	1,143	3,287
Provision for post-employment benefits 2)	20,416	513	74	5,226	26,229

1)	Plans with a net surplus, i.e., where plan assets exceed DBO, are reported as Other financial assets, non-current, see note F3 “Financial assets, non-current.”
The asset ceiling decreased during the year to SEK 635 (755) million.
2)	Plans with net liabilities are reported in the balance sheet as Post-employment benefits, non-current.
Total pension cost recognized in the Consolidated income statement
The costs for post-employment benefits within the Company are distributed between defined contribution plans and defined benefit plans.

	Sweden	US	UK	Other	Total
2024

Pension cost for defined contribution plans	1,306	500	178	1,626	3,610
Pension cost for defined benefit plans 1)	1,624	79	–56	1,248	2,895
Total	2,930	579	122	2,874	6,505

Total pension cost expressed as a percentage of wages and salaries					8.3%

2023

Pension cost for defined contribution plans	1,223	522	148	1,571	3,464
Pension cost for defined benefit plans 1)	2,013	67	–67	1,166	3,179
Total	3,236	589	81	2,737	6,643

Total pension cost expressed as a percentage of wages and salaries					7.8%

2022

Pension cost for defined contribution plans	1,192	542	128	1,209	3,071
Pension cost for defined benefit plans 1)	2,144	160	–22	1,204	3,486
Total	3,336	702	106	2,413	6,557

Total pension cost expressed as a percentage of wages and salaries					8.9%

1)
For the UK plans, negative cost was due to interest income of SEK 624 million (SEK 626 million in 2023 and SEK 355 million in 2022) exceeding interest cost of SEK 532 million (SEK 514 million in 2023 and SEK 312 million in 2022) during the year.

Change in the net defined benefit obligation

	2024				2023

	Present value of obligation	1)	Fair value of plan assets	Total	Present value of obligation	1)	Fair value of plan assets	Total
Opening balance	85,535		–62,593	22,942	83,691		–60,480	23,211

Included in the income statement 2)

Current service cost	2,210		–	2,210	2,291		–	2,291
Past service cost and gains and losses on settlements	–82		–	–82	179		–	179
Interest cost/income (+/–)	2,953		–2,377	576	2,839		–2,371	468
Taxes and administrative expenses	–		64	64	–		78	78
Other	41		22	63	108		–7	101

	5,122		–2,291	2,831	5,417		–2,300	3,117

Remeasurements

Return on plan assets excluding amounts in interest expense/income	–		1,583	1,583	–		–663	–663
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	–229		–	–229	267		–	267
Actuarial gains/losses (–/+) arising from changes in financial assumptions	–4,958		–	–4,958	–943		–	–943
Experience-based gains/losses (–/+)	2,825		–	2,825	347		–	347

	–2,362		1,583	–779	–329		–663	–992

Other changes

Translation difference	1,781		–1,760	21	–179		110	–69
Contributions and payments from:
Employers 3)	–2,097		–682	–2,779	–1,737		–594	–2,331
Plan participants	362		–357	5	350		–342	8
Payments from plans:
Benefit payments	–1,825		1,825	–	–1,294		1,292	–2
Settlements	–		–	–	–488		488	–
Other	82		–84	–2	104		–104	–

Closing balance	86,598		–64,359	22,239	85,535		–62,593	22,942

1)	The weighted average duration of DBO is 16.8 (16.8) years.
2)	Excludes the impact of the asset ceiling of SEK 65 (62) million in 2024.
3)	The expected contribution to the plans during 2025 is SEK 2.8 billion.
Present value of the defined benefit obligation

	Sweden	US	UK	Other	Total
2024

DBO, closing balance	49,423	5,340	10,473	21,362	86,598
of which partially or fully funded	49,423	4,823	10,473	18,064	82,783
of which unfunded	–	517	–	3,298	3,815

2023

DBO, closing balance	50,043	5,073	10,595	19,824	85,535
of which partially or fully funded	50,043	4,560	10,595	16,702	81,900
of which unfunded	–	513	–	3,122	3,635

Asset allocation by asset type and geography 1)
	Sweden	US	UK	Other	Total	of which unquoted	2)

2024
Cash and cash equivalents	231	206	1,025	572	2,034	15%
Equity securities	8,557	431	914	1,920	11,822	24%
Debt securities	14,559	4,052	118	9,717	28,446	26%
Real estate	5,760	–	–	516	6,276	100%
Investment funds	2,139	792	308	2,120	5,359	68%
Assets held by insurance company	–	–	8,002	1,909	9,911	100%
Other	–55	–328	828	66	511	1%
Total	31,191	5,153	11,195	16,820	64,359
of which real estate occupied by the Company	–	–	–	–	–
of which securities issued by the Company	–	–	–	–	–

2023
Cash and cash equivalents	271	181	681	133	1,266	22%
Equity securities	7,311	361	769	1,873	10,314	27%
Debt securities	14,335	3,591	5,681	9,285	32,892	21%
Real estate	5,461	–	–	544	6,005	100%
Investment funds	2,016	834	2,346	1,829	7,025	69%
Assets held by insurance company	–	–	2,437	1,679	4,116	100%
Other	233	–152	496	398	975	38%
Total	29,627	4,815	12,410	15,741	62,593
of which real estate occupied by the Company	–	–	–	–	–
of which securities issued by the Company	–	–	–	–	–

1)	Asset class is presented based on the underlying exposure of the investment. This includes direct investment in securities or investment through pooled funds that invest in an asset class.
2)	Unquoted refers to assets classified as fair value level 2 and 3. Unquoted assets comprise mainly investments in pooled investment vehicles.
Actuarial assumptions

	2024			2023
	Sweden	US	UK	Sweden	US	UK

Financial assumptions
Discount rate	2.4%	5.6%	5.6%	2.1%	5.0%	4.8%
Inflation rate	2.0%	2.5%	3.1%	2.0%	2.5%	3.0%
Salary increase rate	2.5%	4.0%	–	2.5%	4.0%	–

Demographic assumptions
Life expectancy after age 65 in years	23	22	23	23	23	23

Actuarial assumptions are assessed on a quarterly basis. See also note A1 “Material accounting policies” and note A2 “Judgments and critical accounting estimates.”
Sweden
The defined benefit obligation (DBO) has been calculated using a discount rate based on the yields of Swedish government bonds. IAS 19 Employee Benefits prescribes that if there is not a deep market in high-quality corporate bonds, the market yields on government bonds shall be applied for the pension liability calculation. As of December 31, 2024, the discount rate applied in Sweden was 2.4% (2.1%). If the discount rate had been based on Swedish covered mortgage bonds, the discount rate as of December 31, 2024 would have been 3.6% (3.5%). If the discount rate based on Swedish covered mortgage bonds had been applied for the pension liability calculation, the DBO at December 31, 2024 would have been approximately SEK 10.5 (12.1) billion lower.
US and UK
The defined benefit obligation has been calculated using a discount rate based on yields of high-quality corporate bonds, where “high-quality” has been defined as a rating of AA and above.

Total remeasurements in Other comprehensive income related to post-employment benefits
	2024	2023

Actuarial gains and losses (+/–)	340	538
The effect of asset ceiling	99	–87
Swedish special payroll taxes	438	454
Total	877	905

Sensitivity analysis of significant actuarial assumptions, SEK billion

Impact on the DBO of a change in assumptions	Sweden	US	UK

Financial assumptions
Discount rate –0.5%	5.3	0.2	0.7
Discount rate +0.5%	–4.7	–0.2	–0.6
Inflation rate –0.5%	–4.7	0.0	–0.5
Inflation rate +0.5%	5.3	0.0	0.5
Salary increase rate –0.5%	–1.4	0.0	–
Salary increase rate +0.5%	1.5	0.0	–

Demographic assumptions
Longevity – 1 year	–2.3	0.0	–0.2
Longevity + 1 year	2.3	0.1	0.2